Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011		Jun. 30, 2010		Jun. 30, 2009
Net income	$ 65.9	$ 953.0		$ 470.3		$ 195.7
Other comprehensive (loss)/income	658.9 [1]	(1,008.9)	[1]	259.6	[1]	(100.2)	[1]
Share of equity investee's other comprehensive income				0.8		(0.3)
Loss arising on dilution of shareholding in equity investee						(24.5)
Mark-to-market adjustment of listed investments	28.8	(26.4)		24.9		(122.4)
Realized (gain)/loss on disposal of listed investments	0.4	(12.8)		(111.7)		16.1
Impairment of listed investments		0.5		8.1		16.0
Foreign currency translation adjustment	629.7	(970.2)		337.5		14.9
Comprehensive (loss)/income	724.8	(55.9)		729.9		95.5
Comprehensive (loss)/income attributable to:
Gold Fields shareholders	671.5	(104.2)		633.4		65.0
Noncontrolling interests	53.3	48.3		96.5		30.5
Comprehensive (loss)/income	$ 724.8	$ (55.9)		$ 729.9		$ 95.5

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation